Annual Fund Operating Expenses - Investor Class and Class H - NASDAQ-100 Fund	Aug. 01, 2021
Investor Class
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.58%	[1]
Total Annual Fund Operating Expenses	1.33%
Class H
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.59%	[1]
Total Annual Fund Operating Expenses	1.59%

[1]	"Other Expenses” does not include fees paid to the Fund’s swap contract counterparties, or the management fees, performance fees, and expenses of the reference assets or trading vehicles underlying such swap contracts. These fees and expenses, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the returns of the swap contracts (i.e., the fees and expenses reduce the investment returns of the swap contracts) and represent an indirect cost of investing in the Fund.